Digital Assets - Schedule of Digital Asset Holdings (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 8,934,300
BTC [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	1,368,600
ENA [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	4,983,200
USDT [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	2,082,500
USDe [Member]
Schedule of Digital Asset Holdings [Line Items]
Digital asset	$ 500,000